Reinhart International PMV Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 92.9%	Shares	Value
Austria - 2.2%
BAWAG Group AG	400	$51,718

Canada - 9.0%
Boyd Group Services	150	24,628
CCL Industries - Class B	700	41,933
Constellation Software	10	33,133
Dollarama	200	27,271
Element Fleet Management	2,000	53,300
Granite Real Estate Investment Trust	500	28,485
		208,750

China - 5.0%
China Feihe	30,000	16,980
JD Logistics (a)	35,000	58,152
NetEase - ADR	300	40,857
		115,989

France - 11.6%
Capgemini SE	300	42,669
Edenred	2,500	72,319
Elis SA	2,000	54,805
FDJ UNITED	1,400	45,063
LVMH Moet Hennessy Louis Vuitton SE	90	53,139
		267,995

Germany - 1.2%
CTS Eventim AG	300	28,122

Greece - 2.5%
JUMBO SA	1,600	57,054

Ireland - 5.9%
Bank of Ireland Group plc	4,500	66,559
ICON PLC (a)	400	71,176
		137,735

Japan - 8.8%
Horiba Ltd.	785	58,288
Mercari (a)	4,400	74,142
Miura Co. Ltd.	2,000	38,284
Sanwa Holdings Corp.	1,000	32,196
		202,910

Luxembourg - 2.0%
B&M European Value Retail SA	14,000	45,536

Mexico - 4.4%
Arca Continental SAB de CV	4,300	43,936
Bolsa Mexicana de Valores SAB de CV	28,000	57,187
		101,123

Netherlands - 1.4%
Euronext NV	200	33,016

Philippines - 2.6%
International Container Terminal Services	7,000	59,165

Portugal - 3.1%
Jeronimo Martins SGPS SA	2,900	71,739

Republic of Korea - 2.9%
Coway	900	67,191

Spain - 1.9%
Aena SME SA	1,500	43,477

Sweden - 1.3%
Svenska Handelsbanken AB - Class A	2,400	30,883

Taiwan - 7.6%
Silicon Motion Technology - ADR	1,335	106,373
Taiwan Semiconductor Manufacturing - ADR	300	69,261
		175,634

United Kingdom - 11.3%
ConvaTec Group PLC	16,000	51,152
Endava plc - ADR (a)	2,230	32,736
LivaNova PLC (a)	1,000	56,370
London Stock Exchange Group plc	200	24,787
Manchester United PLC - Class A (a)	3,500	62,475
UNITE Group PLC	3,500	33,037
		260,557

United States - 7.3%
Booking Holdings	10	55,990
Cushman & Wakefield plc (a)	3,700	58,349
Euronet Worldwide (a)	600	55,914
		170,253

Vietnam - 0.9%
Vietnam Dairy Products JSC	9,200	21,058
TOTAL COMMON STOCKS (Cost $1,857,876)		2,149,905

WARRANTS - 0.0%(c)	Contracts	Value
Canada - 0.0%(c)
Constellation Software, Expires 03/31/2040, Exercise Price $0.00 (a) (c)	20	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.20%(d)	182,779	182,779
TOTAL MONEY MARKET FUNDS (Cost $182,780)		182,779

TOTAL INVESTMENTS - 100.8% (Cost $2,040,656)		2,332,684
Liabilities in Excess of Other Assets - (0.8)%		(17,551)
TOTAL NET ASSETS - 100.0%		$2,315,133
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Reinhart International PMV Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$997,486	$1,152,419	$–	$2,149,905
Warrants	–	–	–	0
Money Market Funds	182,780	–	–	182,780
Total Investments	$1,180,265	$1,152,419	$–	$2,332,684

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of August 31, 2025
(% of Net Assets)
Consumer Discretionary	$425,386	18.5%
Financials	392,383	16.9
Industrials	364,007	15.9
Information Technology	342,460	14.7
Health Care	178,698	7.7
Consumer Staples	153,712	6.6
Communication Services	131,454	5.7
Real Estate	119,871	5.1
Materials	41,933	1.8
Money Market Funds	182,780	7.9
Liabilities in Excess of Other Assets	(17,551)	(0.8)
	2,315,133	100.0%